INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 8 - Income Taxes

The components of income tax expense are as follows for the years ended December 31, 2018 and 2017:

(In thousands)	2018	2017

Current tax expense (benefit):
Federal	$3,214	$5,044
State	1,278	1,079
Net operating loss carryforward	(14)	(14)
	4,478	6,109
Deferred tax expense (benefit):
Federal	(926)	1,523
State	(315)	(214)
	(1,241)	1,309
Income tax expense	$3,237	$7,418

The following is a summary of the differences between the statutory federal income tax rate and the effective tax rates for the years ended December 31, 2018 and 2017:

	2018	2017
Federal income tax at statutory rate	21.0%	34.0%
Increase (decrease) in tax resulting from:
State tax, net of federal tax benefit	5.7	4.6
Tax exempt income and dividends received deduction	(1.0)	(3.3)
Change in enacted federal tax rate	-	13.4
Other	0.1	(0.3)
Effective tax rate	25.8%	48.4%

On December 22, 2017, the U.S. government approved a reduction in the federal statutory income tax rate from a maximum rate of 35% to 21%, effective in 2018. For the purposes of calculating deferred taxes, GAAP requires deferred taxes to be measured at the enacted tax rate at the balance sheet date, which was 21% at December 31, 2017. The impact of the rate reduction to the Company was a decrease in the Bank's net deferred tax asset by $2.0 million, which is reflected in the Company's tax provision for the year ended December 31, 2017.

This adjustment to deferred taxes included $97,000 related to unrealized gains and losses associated with the Company’s investment securities. Because these unrealized gains and losses were initially recorded as items of accumulated other comprehensive income in the Company's capital accounts, the adjustment to deferred taxes resulted in a disproportionate tax effect of $97,000 that became stranded in accumulated other comprehensive income. In February of 2018, the FASB issued ASU No. 2018-02,"Income Statement- Reporting Comprehensive income (Topic 220), Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income," which permitted entities to reclassify retained earnings to accumulated other comprehensive income to eliminate the amount stranded in accumulated other comprehensive income, and the FASB allowed entities to adopt this guidance in 2017. The Company elected to adopt this new guidance early, and reclassified $97,000 from retained earnings to accumulated other comprehensive income as of December 31, 2017.

The following is a summary of the Company’s gross deferred tax assets and gross deferred tax liabilities at December 31, 2018 and 2017:

(In thousands)	2018	2017
Deferred tax assets:
Allowance for loan losses	$3,251	$2,743
Depreciation	160	41
Net operating loss carryforward	16	25
Employee benefit plans and share-based compensation plans	2,498	1,979
Deferred loan fees, net	339	238
Reserve for unfunded commitments	31	39
Net unrealized loss on securities	107	-
Other	109	140
Gross deferred tax assets	6,511	5,205

Deferred tax liabilities:
Prepaid expenses	(45)	(64)
FHLB restructure fees	(29)	(52)
Net unrealized holding gain on securities	-	(169)
Gross deferred tax liabilities	(74)	(285)
Net deferred tax asset	$6,437	$4,920

At December 31, 2018, the Company had federal net operating loss carryovers of $76,000. The carryovers were transferred to the Company upon the merger with Amesbury Cooperative Bank during the year ended December 31, 2001. The losses will expire in 2020 and are subject to certain annual limitations which amount to $42,000 per year.

The Company reduces the deferred tax asset by a valuation allowance if, based on the weight of the available evidence, it is not “more likely than not” that some portion or all of the deferred tax assets will be realized. The Company assesses the realizability of its deferred tax assets by assessing the likelihood of the Company generating federal and state income tax, as applicable, in future periods in amounts sufficient to offset the deferred tax charges in the periods they are expected to reverse. Based on this assessment, management concluded that a valuation allowance was not required as of December 31, 2018 and 2017.

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. At December 31, 2018 and 2017, there was no material uncertain tax positions related to federal and state income tax matters. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended December 31, 2015 through December 31, 2017.